restructuring and other costs (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2017
restructuring and other costs
Goods and services purchased	$ 10	$ 20	$ 15	$ 24
Employee benefits expense	25	16	54	16
Total	35	36	69	40	$ 146	$ 117
Restructuring
restructuring and other costs
Goods and services purchased	7	17	11	21
Employee benefits expense	23	11	51	11
Total	30	28	62	32
Other
restructuring and other costs
Goods and services purchased	3	3	4	3
Employee benefits expense	2	5	3	5
Total	$ 5	$ 8	$ 7	$ 8